Derivative Financial Instruments - (Gain)/loss on Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of Loss/(gain) on derivatives
Total loss on derivatives	$ 14,929	$ 12,795	$ 48
Transfers from Level 1 to Level 2, assets	0	0	0
Transfers from Level 2 to Level 1, assets	0	0	0
Transfers into Level 3, assets	0	0	0
Transfers out of Level 3, assets	0	0	0
Transfers from Level 1 to Level 2, liabilities	0	0	0
Transfers from Level 2 to Level 1, liabilities	0	0	0
Transfers into Level 3, liabilities	0	0	0
Transfers out of Level 3, liabilities	0	0	0
Interest rate swaps held for trading
Analysis of Loss/(gain) on derivatives
Realized (gain)/loss on derivative financial instruments held for trading	6,300	(2,358)	(1,772)
Unrealized (gain)/loss on derivative financial instruments held for trading	8,623	14,381	833
Forward foreign exchange contracts held for trading
Analysis of Loss/(gain) on derivatives
Realized (gain)/loss on derivative financial instruments held for trading	61	1,295	409
Unrealized (gain)/loss on derivative financial instruments held for trading	$ (55)	$ (523)	$ 578